SEGMENTED INFORMATION - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating Segments [Abstract]
Current tax expense	$ (136)	$ (88)	$ (363)	$ (105)
Deferred income tax expense	(203)	(31)	(129)	(139)
Income tax expense	$ (339)	$ (119)	$ (492)	$ (244)